Document and Entity Information	12 Months Ended
	Jul. 31, 2012	May 07, 2013
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	20-F
Document Period End Date	Jul. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		183,825
Amendment Description	Amendment No. 2
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012